SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Line Items]
Total revenues	$ 345,221	$ 297,682	$ 255,576
Airport Security and Other Aviation Services [Member]
Accounting Policies [Line Items]
Total revenues	329,150	292,393	252,878
Technology [Member]
Accounting Policies [Line Items]
Total revenues	$ 16,071	$ 5,289	$ 2,698